Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2012
Short-term borrowings and long-term debt

9. Short-term borrowings and long-term debt:

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥276	¥733
(Year ended March 31, 2011—weighted-average variable rate per annum : 5.3% as of March 31, 2011)
(Year ended March 31, 2012—weighted-average variable rate per annum : 2.7% as of March 31, 2012)

Total short-term borrowings	¥276	¥733

Long-term debt as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥407,032	¥240,000
(Year ended March 31, 2011—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2012-2019)
(Year ended March 31, 2012—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2013-2019)
Unsecured indebtedness to financial institutions	21,000	15,797
(Year ended March 31, 2011—interest rates per annum : 1.3%-1.5%, due : years ending March 31, 2012-2013)
(Year ended March 31, 2012—interest rates per annum : 0.7%-1.5%, due : years ending March 31, 2013-2014)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	70	150
(Year ended March 31, 2011—interest rates per annum : 2.4% as of March 31, 2011, due : year ending March 31, 2012)
(Year ended March 31, 2012—interest rates per annum : 9.7% as of March 31, 2012, due : year ending March 31, 2018)

Sub-total	¥428,102	¥255,947
Less: Current portion	(173,102)	(75,428)

Total long-term debt	¥255,000	¥180,519

Interest rates on DOCOMO’s debts are mainly fixed. DOCOMO uses interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM). Information relating to interest rate swap contracts is disclosed in Note 19. DOCOMO didn’t use interest rate swap transactions as of March 31, 2012. Interest costs related specifically to short-term borrowings and long-term debt for the years ended March 31, 2010, 2011 and 2012 totaled ¥7,441 million, ¥6,709 million and ¥4,356 million, respectively. “Interest expense” in the consolidated statements of income and comprehensive income excludes the amounts of capitalized interest.

The aggregate amounts of annual maturities of long-term debt as of March 31, 2012, were as follows:

Year ending March 31,	Millions of yen
2013	¥75,428
2014	70,421
2015	26
2016	26
2017	26
Thereafter	110,020

Total	¥255,947